Interim Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	0.01	0.01	0.01
Common Stock [Member]
Common Stock, Par or Stated Value Per Share				$ 0.01	$ 0.01	$ 0.01
Conversion of Series C Preferred shares to Class A common shares (Note 7)	$ 130